Property, Plant and Equipment (Details) - Schedule of Changes in Property, Plant and Equipment - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Property, Plant and Equipment (Details) - Schedule of Changes in Property, Plant and Equipment [Line Items]
Balance		$ 11,915,363		$ 10,208,289		$ 9,077,589
Acquired in business combinations		10,169	[1]	317,623	[2]	512,434	[2]
Additions net of transfers		1,681,186	[3]	2,266,778	[3]	1,817,525
Disposals		(109,832)		(29,949)		(38,510)
Depreciation		(1,043,879)		(948,052)		(833,395)
Exchange rate variation		465,242		100,570		(327,354)
Balance		12,918,249		11,915,363		10,208,289
Business combination adjustment	[4]			104
Buildings [member]
Property, Plant and Equipment (Details) - Schedule of Changes in Property, Plant and Equipment [Line Items]
Balance		3,779,963
Acquired in business combinations	[1]	4
Additions net of transfers	[3]	680,142
Disposals		(32,725)
Depreciation		(263,669)
Exchange rate variation		141,430
Balance		4,305,145		3,779,963
Land [Member]
Property, Plant and Equipment (Details) - Schedule of Changes in Property, Plant and Equipment [Line Items]
Balance		1,056,590
Acquired in business combinations	[1]
Additions net of transfers	[3]	118,254
Disposals		(14,345)
Depreciation
Exchange rate variation		49,240
Balance		1,209,739		1,056,590
Machinery and equipment [Member]
Property, Plant and Equipment (Details) - Schedule of Changes in Property, Plant and Equipment [Line Items]
Balance		3,832,826
Acquired in business combinations	[1]	10,180
Additions net of transfers	[3]	989,430
Disposals		(37,382)
Depreciation		(610,850)
Exchange rate variation		126,386
Balance		4,310,590		3,832,826
Facilities [Member]
Property, Plant and Equipment (Details) - Schedule of Changes in Property, Plant and Equipment [Line Items]
Balance		575,290
Acquired in business combinations	[1]
Additions net of transfers	[3]	184,128
Disposals		(2,783)
Depreciation		(44,024)
Exchange rate variation		51,425
Balance		764,036		575,290
Computer equipment [Member]
Property, Plant and Equipment (Details) - Schedule of Changes in Property, Plant and Equipment [Line Items]
Balance		116,263
Acquired in business combinations	[1]
Additions net of transfers	[3]	90,951
Disposals		(710)
Depreciation		(44,804)
Exchange rate variation		4,591
Balance		166,291		116,263
Vehicles (land and air) [Member]
Property, Plant and Equipment (Details) - Schedule of Changes in Property, Plant and Equipment [Line Items]
Balance		214,898
Acquired in business combinations	[1]
Additions net of transfers	[3]	99,659
Disposals		(8,736)
Depreciation		(43,559)
Exchange rate variation		10,401
Balance		272,663		214,898
Construction in progress [Member]
Property, Plant and Equipment (Details) - Schedule of Changes in Property, Plant and Equipment [Line Items]
Balance		2,124,483
Acquired in business combinations	[1]
Additions net of transfers	[3]	(558,747)
Disposals		(4,046)
Depreciation
Exchange rate variation		75,029
Balance		1,636,719		2,124,483
Other [Member]
Property, Plant and Equipment (Details) - Schedule of Changes in Property, Plant and Equipment [Line Items]
Balance		215,050
Acquired in business combinations	[1]	(15)
Additions net of transfers	[3]	77,369
Disposals		(9,105)
Depreciation		(36,973)
Exchange rate variation		6,740
Balance		253,066		215,050
Buildings [Member]
Property, Plant and Equipment (Details) - Schedule of Changes in Property, Plant and Equipment [Line Items]
Balance		3,779,964		3,500,837
Acquired in business combinations	[2]			120,213
Additions net of transfers	[3]			360,757
Disposals				(3,900)
Depreciation				(235,102)
Exchange rate variation				37,154
Balance				3,779,964		3,500,837
Business combination adjustment	[4]			5
Land [Member]
Property, Plant and Equipment (Details) - Schedule of Changes in Property, Plant and Equipment [Line Items]
Balance		1,056,590		944,922
Acquired in business combinations	[2]			81,496
Additions net of transfers	[3]			25,770
Disposals				(5,316)
Depreciation
Exchange rate variation				9,718
Balance				1,056,590		944,922
Business combination adjustment	[4]
Machinery and equipment [Member]
Property, Plant and Equipment (Details) - Schedule of Changes in Property, Plant and Equipment [Line Items]
Balance		3,832,826		3,569,854
Acquired in business combinations	[2]			90,861
Additions net of transfers	[3]			738,953
Disposals				(6,308)
Depreciation				(569,888)
Exchange rate variation				9,279
Balance				3,832,826		3,569,854
Business combination adjustment	[4]			75
Facilities [Member]
Property, Plant and Equipment (Details) - Schedule of Changes in Property, Plant and Equipment [Line Items]
Balance		575,290		487,028
Acquired in business combinations	[2]			854
Additions net of transfers	[3]			86,100
Disposals				(92)
Depreciation				(32,225)
Exchange rate variation				33,625
Balance				575,290		487,028
Business combination adjustment	[4]
Computer equipment [Member]
Property, Plant and Equipment (Details) - Schedule of Changes in Property, Plant and Equipment [Line Items]
Balance		116,264		121,960
Acquired in business combinations	[2]			705
Additions net of transfers	[3]			39,875
Disposals				(4,299)
Depreciation				(41,298)
Exchange rate variation				(679)
Balance				116,264		121,960
Business combination adjustment	[4]
Vehicles (land and air) [Member]
Property, Plant and Equipment (Details) - Schedule of Changes in Property, Plant and Equipment [Line Items]
Balance		214,898		180,960
Acquired in business combinations	[2]			12,306
Additions net of transfers	[3]			61,945
Disposals				(7,497)
Depreciation				(34,571)
Exchange rate variation				1,743
Balance				214,898		180,960
Business combination adjustment	[4]			12
Construction in progress [Member]
Property, Plant and Equipment (Details) - Schedule of Changes in Property, Plant and Equipment [Line Items]
Balance		2,124,483		1,218,888
Acquired in business combinations	[2]			4,990
Additions net of transfers	[3]			892,255
Disposals				(980)
Depreciation
Exchange rate variation				9,330
Balance				2,124,483		1,218,888
Business combination adjustment	[4]
Other [Member]
Property, Plant and Equipment (Details) - Schedule of Changes in Property, Plant and Equipment [Line Items]
Balance		$ 215,048		183,840
Acquired in business combinations	[2]			6,198
Additions net of transfers	[3]			61,123
Disposals				(1,557)
Depreciation				(34,968)
Exchange rate variation				400
Balance				215,048		183,840
Business combination adjustment	[4]			12
Buildings [Member]
Property, Plant and Equipment (Details) - Schedule of Changes in Property, Plant and Equipment [Line Items]
Balance				3,500,837		3,298,443
Acquired in business combinations	[2]					137,443
Additions net of transfers						398,731
Disposals						(13,789)
Depreciation						(204,340)
Exchange rate variation						(115,651)
Balance						3,500,837
Land [Member]
Property, Plant and Equipment (Details) - Schedule of Changes in Property, Plant and Equipment [Line Items]
Balance				944,922		933,072
Acquired in business combinations	[2]					24,883
Additions net of transfers						29,937
Disposals						(3,788)
Depreciation
Exchange rate variation						(39,182)
Balance						944,922
Machinery and equipment [Member]
Property, Plant and Equipment (Details) - Schedule of Changes in Property, Plant and Equipment [Line Items]
Balance				3,569,854		3,222,626
Acquired in business combinations	[2]					269,328
Additions net of transfers						690,187
Disposals						(10,364)
Depreciation						(506,569)
Exchange rate variation						(95,354)
Balance						3,569,854
Facilities [Member]
Property, Plant and Equipment (Details) - Schedule of Changes in Property, Plant and Equipment [Line Items]
Balance				487,028		448,944
Acquired in business combinations	[2]
Additions net of transfers						97,708
Disposals						(538)
Depreciation						(27,058)
Exchange rate variation						(32,028)
Balance						487,028
Computer equipment [Member]
Property, Plant and Equipment (Details) - Schedule of Changes in Property, Plant and Equipment [Line Items]
Balance				121,960		99,987
Acquired in business combinations	[2]					3,348
Additions net of transfers						60,764
Disposals						(253)
Depreciation						(40,633)
Exchange rate variation						(1,253)
Balance						121,960
Vehicles (land and air) [Member]
Property, Plant and Equipment (Details) - Schedule of Changes in Property, Plant and Equipment [Line Items]
Balance				180,960		122,597
Acquired in business combinations	[2]					53,032
Additions net of transfers						46,105
Disposals						(8,455)
Depreciation						(26,366)
Exchange rate variation						(5,953)
Balance						180,960
Construction in progress [Member]
Property, Plant and Equipment (Details) - Schedule of Changes in Property, Plant and Equipment [Line Items]
Balance				1,218,888		792,178
Acquired in business combinations	[2]					19,939
Additions net of transfers						442,425
Disposals
Depreciation
Exchange rate variation						(35,654)
Balance						1,218,888
Other [Member]
Property, Plant and Equipment (Details) - Schedule of Changes in Property, Plant and Equipment [Line Items]
Balance				$ 183,840		159,742
Acquired in business combinations	[2]					4,461
Additions net of transfers						51,668
Disposals						(1,323)
Depreciation						(28,429)
Exchange rate variation						(2,279)
Balance						$ 183,840

[1]	Refers to the business combination adjustment of the acquisition of TriOak acquired for the year ended 2022 financial year.
[2]	Refers to the acquisitions completed during the first half of 2022, such as King’s and Rivalea during the first quarter and, BioTech, during the second quarter.
[3]	Additions for each category includes transfers from construction in progress during the period.
[4]	Refers to the business combination adjustments of the acquisition of King’s and Rivalea acquired during the 2022 fiscal year and International Food Company Seara LLC acquired during the 2021 fiscal year.